EQUITY - Changes in treasury stocks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2022
Value of shares
Balance at beginning of year	R$ 46,298,193	R$ 42,815,649	R$ 31,085,210
Transfer of shares	(47,006)
Balance at end of year	R$ 49,238,863	R$ 46,298,193	R$ 42,815,649
Common shares
Number of shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Capital increase with share bonus	28,596,497
Balance at end of year	600,526,442	571,929,945	571,929,945
Preferred shares
Number of shares
Balance at beginning of the year	1,091,630,395	1,133,816,901	1,129,231,487
Share buyback program		44,564,000
Exercise of long-term incentive plan	(2,674,136)	(2,377,494)	(4,585,414)
Capital increase with share bonus	54,691,436
Balance at end of year	1,148,995,967	1,091,630,395	1,133,816,901
Treasury Stocks
Value of shares
Balance at beginning of year	R$ (179,995)	R$ (152,409)	R$ (229,309)
Balance at end of year	R$ (150,182)	R$ (179,995)	R$ (152,409)
Treasury Stocks | Common shares
Number of shares
Balance at beginning of the year		1,697,538	1,697,538
Exercise of long-term incentive plan
Cancellation of treasury stocks		(1,697,538)		(1,697,538)
Balance at end of year			1,697,538
Value of shares
Balance at beginning of year		R$ 557	R$ 557
Exercise of long-term incentive plan
Cancellation of treasury stocks		(557)
Balance at end of year			R$ 557
Treasury Stocks | Preferred shares
Number of shares
Balance at beginning of the year	9,836,850	12,214,344	16,799,758
Share buyback program		44,564,000
Exercise of long-term incentive plan	(2,674,136)	2,377,494	4,585,414
Capital increase with share bonus	381,927
Cancellation of treasury stocks		(44,564,000)		(44,564,000)
Balance at end of year	7,544,641	9,836,850	12,214,344
Value of shares
Balance at beginning of year	R$ 179,995	R$ 151,852	R$ 228,752
Share buyback program		1,073,124
Exercise of long-term incentive plan	(29,813)	(21,452)	(76,900)
Cancellation of treasury stocks		(1,023,529)
Balance at end of year	R$ 150,182	R$ 179,995	R$ 151,852